Loss Per Share - Summary Of Basic And Diluted Earnings Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Loss for the year	€ (103,195)	€ (151,792)	€ (112,071)
Dilutive effects on earnings per share	€ (0.67)	€ (13.13)	€ (11.94)
Total loss for basic and diluted earnings per share	€ (103,195)	€ (151,792)	€ (112,071)
Number of shares
Weighted average number of ordinary shares for basic and diluted earnings per share	154,115	11,562	9,384
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic losses per share (euros per share)	€ (0.67)	€ (13.13)	€ (11.94)
Diluted losses per share (euros per share)	€ (0.67)	€ (13.13)	€ (11.94)